Segment information	12 Months Ended
Dec. 31, 2017
Segment information [Abstract]
Segment information
Note 3 - Segment information

Operating Segments:

Since DHT's business is limited to operating a fleet of crude oil tankers, management has organized and manages the entity as one segment based upon the service provided.  The Company's chief operating decision maker (“CODM”), being the Chief Executive Officers, reviews the Company's operating results on a consolidated basis as one operating segment as defined in IFRS 8, Operating Segments.

Entity-wide disclosures:

Information about major customers:

As of December 31, 2017, the Company had 26 vessels in operation of which six were on time charters and twenty were vessels operating in the spot market.

For the period from January 1, 2017 to December 31, 2017, five customers represented $48,192 thousand, $39,488 thousand, $36,109 thousand, $32,252 thousand and $18,855 thousand, respectively, of the Company's revenues.
For the period from January 1, 2016 to December 31, 2016, five customers represented $69,521 thousand, $39,471 thousand, $35,209 thousand, $30,422 thousand and $25,685 thousand, respectively, of the Company's revenues.
For the period from January 1, 2015 to December 31, 2015, five customers represented $83,929 thousand, $39,224 thousand, $30,745 thousand, $30,582 thousand and $25,916 thousand, respectively, of the Company's revenues.